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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05753


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Managing Member
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Andrew J. Hajducky, III
---------------------------
Andover, Massachusetts
May 11, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)



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                              Form 13F SUMMARY PAGE

                     REPORTING MANAGER: CMG@VENTURES II, LLC


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   8
                                       -------

Form 13F Information Table Value Total: $4,865 (thousands)
                                        ------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None









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                           FORM 13F INFORMATION TABLE
                     REPORTING MANAGER: CMG@Ventures II, LLC


                                                     ITEM 4:    ITEM 5:
                                                      FAIR      SHARES                                         ITEM 8:
                             ITEM 2:       ITEM 3:   MARKET       OR              ITEM 6:                  VOTING AUTHORITY
         ITEM 1:            TITLE OF       CUSIP     VALUE     PRINCIPAL   SH/   INVESTMENT   ITEM 7:   (A)      (B)      (C)
      NAME OF ISSUER         CLASS         NUMBER    (000)      AMOUNT     PRN   DISCRETION  MANAGERS   SOLE    SHARED    NONE

Amazon.com, Inc.               COM       023135106    1,061    103,668      SH      SOLE               103,668
Critical Path, Inc.            COM       22674V100    234      115,132      SH      SOLE               115,132
Hollywood Entertainment        COM       436141105    306      140,018      SH      SOLE               140,018
  Corporation
Kana Communications,           COM       483600102    572      294,997      SH      SOLE               294,997
  Inc.
PTEK Holdings, Inc.            COM       69366M104    131      49,955       SH      SOLE               49,955
Ventro Corporation             COM       163595101    2,036    2,715,157    SH      SOLE               2,715,157
Vicinity Corporation           COM       925653107    3        1,603        SH      SOLE               1,603
Yahoo! Inc.                    COM       984332106    522      33,147       SH      SOLE               33,147